Concession Financial and Sector Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets and Liabilities of Concession

Concession financial assets	2018	2017
Financial assets (15.1)
Distribution concessions	396	371
Indemnifiable receivable – Transmission (15.2)	1,296	1,928
Transmission concessions (15.3)	—	547
Indemnifiable receivable – Generation (15.4)	816	1,901
Concession grant fee – Generation concessions (15.5)	2,409	2,337

	4,917	7,084

Concession sector assets	2018	2017
Amounts receivable from Parcel A (CVA) and Other Financial Components (15.6)	1,081	369

Total	5,998	7,453

Current assets	1,071	848
Non-current assets	4,927	6,605

Concession sector liabilities	2018	2017
Amounts payable from Parcel A (CVA) and Other Financial Components (15.6)	—	415
Current liabilities	—	415

Summary of Changes in Concession Financial Assets Related to Infrastructure

The changes in concession financial assets related to infrastructure are as follows:

	Transmission	Generation	Distribution	Total
Balances at December 31, 2016	2,287	2,800	216	5,303

Additions	25	—	—	25
Transfers of indemnity – plants not renewed	—	1,082	—	1,082
Amounts received	(264)	(232)	—	(496)
Transfers between PP&E, Financial assets and Intangible assets	2	—	146	148
Monetary updating	224	317	—	541
Adjustment of expectation of cash flow from the Concession financial assets	54	—	9	63
Disposals	(2)	—	—	(2)
Adjustment of BRR of Transmission Assets	149	—	—	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) – including financial updating	—	271	—	271

Balances at December 31, 2017	2,475	4,238	371	7,084

Effects of first-time adoption of IFRS (15.1, 15.3)	(1,092)			(1,092)
Amounts received	(249)	(1,389)		(1,638)
Transfers between PP&E and concession contract assets	—		27	27
Others transfers	—	(1)	(1)	(2)
Monetary updating	162	377	—	539
Disposals	—	—	(1)	(1)

Balances at December 31, 2018	1,296	3,225	396	4,917

Summary of Generation Indemnity Receivable

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)
Lot D
UHE Três Marias	July 2015	396	72	413
UHE Salto Grande	July 2015	102	11	39
UHE Itutinga	July 2015	52	4	7
UHE Camargos	July 2015	46	8	23
PCH Piau	July 2015	18.01	1	9
PCH Gafanhoto	July 2015	14	1	10
PCH Peti	July 2015	9.4	1	8
PCH Dona Rita	Sep. 2013	2.41	1	1
PCH Tronqueiras	July 2015	8.5	2	12
PCH Joasal	July 2015	8.4	1	8
PCH Martins	July 2015	7.7	2	4
PCH Cajuru	July 2015	7.2	4	4
PCH Paciência	July 2015	4.08	1	4
PCH Marmelos	July 2015	4	1	4
Others
UHE Volta Grande	Feb. 2017	380	26	70
UHE Miranda (1)	Dec. 2016	408	27	23
UHE Jaguara (1)	Aug. 2013	424	40	174
UHE São Simão (1)	Jan. 2015	1,710	1	3

		3,601.70	204	816

(1)

Investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$174, R$3 and R$ 23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be paid to Cemig GT is in a process of discussion with the regulator (Aneel). Management does not expect losses in realization of these amounts.

Summary of Auction Won Transferred to Related Specific Purpose Companies

The changes in concession financial assets are as follows:

SPE	Plants	2017	Monetary updating	Amounts received	2018
Cemig Geração Três Marias S.A.	Três Marias	1,330	174	(134)	1,370
Cemig Geração Salto Grande S.A.	Salto Grande	417	55	(42)	430
Cemig Geração Itutinga S.A.	Itutinga	156	23	(18)	161
Cemig Geração Camargos S.A.	Camargos	116	17	(13)	120
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência e Piau	152	24	(19)	157
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras	103	18	(14)	107
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto e Martins	63	11	(10)	64

Total		2,337	322	(250)	2,409

SPE	Plants	2016	Monetary updating	Amounts received	2017
Cemig Geração Três Marias S.A.	Três Marias	1,283	172	(125)	1,330
Cemig Geração Salto Grande S.A.	Salto Grande	403	54	(40)	417
Cemig Geração Itutinga S.A.	Itutinga	150	23	(17)	156
Cemig Geração Camargos S.A.	Camargos	112	17	(13)	116
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	147	23	(18)	152
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade, Tronqueiras	99	17	(13)	103
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	60	11	(8)	63

Total		2,254	317	(234)	2,337

Summary of Financial Assets and Financial Liabilities With the Tariff Adjustments

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized or are to be ratified, are as follows:

	2018			2017
Balance sheet	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	1,184	2,545	3,729	382	2,331	2,713
Current assets	1,184	1,505	2,689	382	1,379	1,761
Non-current assets	—	1,040	1,040	—	952	952
Liabilities	(1,140)	(1,509)	(2,649)	(797)	(1,962)	(2,759)
Current liabilities	(1,140)	(902)	(2,042)	(797)	(1,221)	(2,018)
Non-current liabilities	—	(607)	(607)	—	(741)	(741)

Total current, net	44	603	647	(415)	158	(257)

Total non-current, net	—	433	433	—	211	211

Total, net	44	1,036	1,080	(415)	369	(46)

	2018			2017
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	1	220	221	(154)	(90)	(244)
Tariff for use of transmission facilities of grid participants	24	(6)	18	9	24	33
Tariff for transport of Itaipu supply	2	16	18	2	2	4
Alternative power source program (Proinfa)	3	5	8	(5)	1	(4)
ESS/EER System Service/Energy Charges	(246)	(287)	(533)	(40)	(587)	(627)
Energy bought for resale (1)	667	1,402	2,069	(91)	1,327	1,236
Other financial components
Over contracting of supply	(204)	(13)	(217)	8	(211)	(203)
Neutrality of Parcel A	53	(15)	38	(30)	73	43
Other financial items	(236)	(212)	(448)	(112)	—	(112)
Tariff Flag balances (2)	—	(11)	(11)	—	(134)	(134)
Excess demand and reactive power	(21)	(62)	(83)	(2)	(36)	(38)

TOTAL	43	1,037	1,080	(415)	369	(46)

(1)

The amount of the CVA for energy supply constituted in 2018 after the Tariff Review, for inclusion in the tariff adjustment of 2019, is due mainly to the increased expenses on purchase of energy and coverage of hydrological risk, in view of the increase in the price of energy in the wholesale market, and operation of the thermoelectric plants due to the low level of reservoirs.

(2)	Billing arising from the ‘Flag’ Tariff System not yet homologated by the regulator (Aneel).

Summary of Changes in Balances of Financial Assets and Liabilities

Changes in balances of financial assets and liabilities:

Balance at December 31, 2015	1,350
Net constitution of financial liabilities	(858)
Amortization	(597)
Payments from the Flag Tariff Centralizing Account	(341)
Transfer	(165)
Updating – Selic rate	204

Balance at December 31, 2016	(407)
Additions	811
Amortization	177
Payments from the Flag Tariff Centralizing Account	(586)
Updating – Selic rate	(41)

Balance at December 31, 2017	(46)

Additions (1)	1,638
Amortization	335
Others – R&D Reimbursement (2)	(115)
Payments from the Flag Tariff Centralizing Account	(794)
Updating – Selic rate (Note 30)	62

Balance at December 31, 2018	1,080

(1)

The CVA asset recognized in the period is mainly due to higher difference in 2018 between actual costs of energy and the estimate figures used for future cost of energy in the tariff calculation (this difference generates a financial asset to be reimbursed to the Company through the next tariff adjustment).

(2)

Refers to reimbursement of the additional tax collected, of 0.3% of net operating revenue passed through to energy tariffs and paid to the National Treasury from January 2010 to December 2012. The aim of this collection was to reimburse states and municipalities for any loss of ICMS tax revenue, applying to fossil fuels used in the generation of energy in the 24 months following connection of the related isolated systems to the National Grid.

Miranda and Sao Simao hydroelectric plants [member]
Statement [LineItems]
Summary of Generation Indemnity Receivable

Plant	Miranda	São Simão	Total
Residual value of assets on 2017 based on deemed cost	610	203	813
Adjustment regarding MME Order 291/17	174	41	215

Amounts based on MME Order 291/17	784	244	1,028
Monetary adjustment	25	31	56

Residual value of assets of Basic Plans at Dec. 31, 2017	809	275	1,084
Monetary adjustment (1)	42	13	55
Amounts received	(851)	(288)	(1,139)

Residual value of assets of Basic Plan at Dec. 31, 2018	—	—	—

(1)	Inflation adjustment, net of transfers, of R$ 323